Long-Term Debt	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
2016 Funding Commitment
In April 2016, ISMMS received a $5.0 million loan funding commitment (the “DECD Loan Agreement”) from the Connecticut Department of Economic and Community Development (“DECD”) to support the Genetic Sequencing Laboratory Project in Branford, Connecticut (the “Project”). The DECD made a commitment to offer a total of $9.5 million in loan funding for leasehold improvements, construction, equipment, research and development, and administrative expenses over a period of ten years at an annual interest rate of 2.0% (collectively, “Phase 1” and “Phase 2” of funding for the Project). On June 1, 2017, as part of the Spin-out, ISMMS assigned both the agreement underlying the Project and the DECD Loan Agreement to the Company. ISMMS guaranteed and continues to guarantee the Company’s obligation to repay the DECD.
In June 2018, the Company amended the existing $9.5 million DECD Loan Agreement (the “Amended DECD Loan Agreement”) with the DECD by increasing the total loan commitment to $15.5 million at the same fixed annual interest rate of 2.0% for a term of 10 years from the date the new funds are disbursed (“Phase 3” of funding for the Project).
The terms of the Amended DECD Loan Agreement require the Company to make interest-only payments through July 2023 and principal and interest payments commencing in August 2023. The final payment of principal and interest is due in July 2028.
In addition, under the terms of the Amended DECD Loan Agreement, the DECD may grant partial principal loan forgiveness of up to $12.3 million in the aggregate. Such forgiveness is contingent upon the Company achieving job creation and retention milestones, specifically:
–$4.5 million of Phase 1 funding will be forgiven based on creating and maintaining 35 new full-time positions in Connecticut, with a combined annual average compensation of $70,000 for a period of 24 continuous months by December 31, 2017;
–$2.8 million of Phase 2 funding will be forgiven based on creating 228 new full-time positions in Connecticut, with a combined annual average compensation of $83,000, and maintaining an average of 269 full-time positions for a period of 24 continuous months by December 31, 2021;
–$3.0 million of Phase 3 funding will be forgiven based on creating an additional 181 full-time positions in Connecticut, with a combined annual average compensation of $83,000, and maintaining an average of 450 full-time positions for a period of 24 continuous months by December 31, 2022; and
–An additional $2.0 million of funding will be forgiven based on creating an additional 103 full-time positions in Connecticut, with a combined annual average compensation of $83,000, and maintaining an average of 553 full-time positions for a period of 24 continuous months by December 31, 2023.
The Amended DECD Loan Agreement terms require the completion of an employment audit by a certified public accountant and acceptance by the DECD to achieve principal loan forgiveness.
The following summarizes the phased funding and potential loan forgiveness milestones set forth in the Amended DECD Loan Agreement (in millions):

	Funding	Potential Loan Forgiveness
Phase 1	$5.0	$4.5
Phase 2	4.5	2.8
Phase 3	6.0	3.0
Final	—	2.0
Total	$15.5	$12.3
In September 2018, the Company received an official letter from the DECD stating that in accordance with the Amended DECD Loan Agreement and following its Phase 1 employment audit, the Company met the job creation and retention milestones for Phase 1 and earned the related $4.5 million principal loan forgiveness credit. Accordingly, the Company recorded a $4.5 million gain on extinguishment of debt in the statements of operations and comprehensive loss for the year ended December 31, 2018.
The Company received $4.5 million in loan funding for Phase 2 and $6.0 million in loan funding for Phase 3 in September 2018 and March 2020, respectively. The outstanding loan balance from the DECD was $11.0 million and $5.0 million at December 31, 2020 and 2019, respectively.
Debt due to the DECD is collateralized by providing a security interest in certain machinery and equipment the Company acquired from ISMMS, as defined in a separate security agreement (the “DECD Security Agreement”). The DECD Security Agreement provides a security for the payment and performance of meeting the Company’s obligations to the DECD until the obligations have been fully satisfied.
2020 Master Loan Agreement
In August 2020, the Company entered into a Master Loan and Security Agreement (“Master Loan Agreement”) with a bank, which was assigned to a separate lender in September 2020. The Master Loan Agreement set forth terms and conditions between the Company and the bank, inclusive of certain representations and covenants. In October 2020, the Company entered into an equipment security note (“Equipment Note”), subject to all terms in the Master Loan Agreement, in which the Company received a loan of $6.3 million and deposited the proceeds into a deposit account held by the bank. The funds deposited into the account remain in the Company’s name; however, release of the funds is controlled by the bank, as agreed upon under a separate deposit control agreement. Per the terms of the Master Loan Agreement, on an annual basis upon each anniversary of the executed Master Loan Agreement, funds in the deposit account will be released to the Company in such manner that the remaining balance in the deposit account is equal to 110% of the current principal balance of the outstanding loan. Once the funds are released, the Company can use the proceeds without any restrictions. The terms of the Equipment Note require the Company to make sixty consecutive monthly payments of principal and interest at a fixed monthly amount of $0.1 million beginning in November 2020. Interest payments are fixed at an annual interest rate of 4.75%. The Company granted the bank a security interest in the equipment listed in the Equipment Note as collateral for the loan financing arrangement. The Company retains the title to all equipment listed in the Equipment Note and fulfillment of the arrangement is not dependent on the use of the specified equipment. As such, the Company accounts for the financing arrangement as debt. The Company recorded the $6.3 million proceeds as restricted cash on the balance sheet at December 31, 2020. The outstanding loan balance was $6.1 million at December 31, 2020 following monthly payments made in November and December 2020.
In a separate subordination agreement between the bank and the DECD, the DECD agreed that any present or future security interests in collateral would be subordinate to the security interests of the bank.
2020 Master Lease Agreement
In December 2020, the Company entered into a Master Lease Agreement (“Master Lease Agreement”) with a lender whereby the Company agreed to sell certain equipment and immediately leaseback the equipment, resulting in proceeds of $3.6 million. The transaction does not qualify as a sale-leaseback transaction as there is a $1.00 repurchase option at the end of the lease term that does not represent the fair value of the underlying assets. Accordingly, the Company continues to reflect the transferred assets on the balance sheets and recorded the proceeds as a financing obligation.
The terms of the Master Lease Agreement require the Company to make sixty consecutive monthly payments of principal and interest at a fixed monthly amount of $0.1 million beginning in February 2021. Interest payments are fixed at an annual interest rate of 3.54%.
Per the terms of the Master Lease Agreement and a separate Letter of Credit Agreement (“LOC Agreement”), the Company was required to deliver a letter of credit, from a financial institution deemed satisfactory, equal to the amount of the transferred assets. Accordingly, in December 2020, a financial institution issued an irrevocable standby letter of credit to the lender for $3.6 million. The Company deposited the funds in an account held by the financial institution and, in accordance with the terms of a separate agreement with the financial institution, the Company must maintain an aggregate amount on deposit equal to at least 105% of the value of any outstanding letters of credit issued by the financial institution on the Company’s behalf. Per the terms of the LOC Agreement with the lender, the letter of credit must be in place until all obligations have been paid in full. Beginning in June 2021 and every December and June thereafter, the letter of credit will be reduced to the then outstanding balance of the obligation. In addition, beginning in June 2022 and continuing each fiscal year thereafter, the lender will consent to a 33% reduction of the then current balance of the letter of credit provided that certain conditions and covenants have been met. Further, the Company must furnish annual audited financial statements and other financial information to the lender on a regular basis. The Company was in compliance with the above covenants as of December 31, 2020.
The Company recorded the $3.6 million proceeds as restricted cash on the balance sheet at December 31, 2020. The outstanding loan balance was also $3.6 million at December 31, 2020.
In a separate intercreditor agreement between the lender and the DECD, the DECD agreed that any present or future security interests in collateral would be subordinate to the security interests of the lender.
Maturities of Long-Term Debt
As of December 31, 2020, long-term debt matures as follows (in thousands):

2021	$1,770
2022	1,906
2023	2,865
2024	4,208
2025	4,106
Thereafter	5,886
Total maturities of long-term debt	20,741
Less: Current portion of long-term debt	(1,770)
Total long-term debt, net of current portion	$18,971
Long-Term Debt
2016 Funding Commitment
In June 2017, ISMMS assigned a loan funding commitment from the Connecticut Department of Economic and Community Development (“DECD”) to the Company. The DECD loan agreement, as amended, provides for a total loan commitment of $15.5 million at a fixed annual interest rate of 2.0% for a term of 10 years. The Company is required to make interest-only payments through July 2023 and principal and interest payments commencing in August 2023. The final payment of principal and interest is due in July 2028. This commitment is collateralized by providing a security interest in certain machinery and equipment the Company acquired from ISMMS, as defined in a separate security agreement. ISMMS also guarantees the Company’s obligation to repay the DECD.
The outstanding loan balance from the DECD was $11.0 million and $11.0 million at March 31, 2021 and December 31, 2020, respectively.
2020 Master Loan Agreement
In August 2020, the Company entered into a loan and security agreement with a bank, in which the Company received a loan of $6.3 million and deposited the proceeds into a deposit account held by the bank. The Company is required to make sixty consecutive monthly payments of principal and interest at a fixed monthly amount of $0.1 million beginning in November 2020. Interest payments are fixed at an annual interest rate of 4.75%.
The Company recorded the $6.3 million proceeds as restricted cash on the condensed balance sheets at March 31, 2021 and December 31, 2020. The outstanding loan balance was $5.8 million and $6.1 million at March 31, 2021 and December 31, 2020, respectively.
2020 Master Lease Agreement
In December 2020, the Company entered into a lease agreement with a lender whereby the Company agreed to sell certain equipment and immediately leaseback the equipment, resulting in proceeds of $3.6 million. Per the terms of the agreement, a financial institution issued an irrevocable standby letter of credit to the lender for $3.6 million. The Company is required to make sixty consecutive monthly payments of principal and interest at a fixed monthly amount of $0.1 million beginning in February 2021. Interest payments are fixed at an annual interest rate of 3.54%.
The Company must maintain an aggregate amount on deposit equal to at least 105% of the value of any outstanding letters of credit issued by the financial institution on the Company’s behalf. The letter of credit must be in place until all obligations have been paid in full. Further, the Company must furnish annual audited financial statements and other financial information to the lender on a regular basis. The Company was in compliance with the covenants as of March 31, 2021
The Company recorded the $3.6 million proceeds as restricted cash on the condensed balance sheets at March 31, 2021 and December 31, 2020. The outstanding loan balance was $3.5 million and $3.6 million at March 31, 2021 and December 31, 2020, respectively.
Maturities of Long-Term Debt
As of March 31, 2021, long-term debt matures as follows (in thousands):

(in thousands)
2021 (remainder of year)	$1,377
2022	1,906
2023	2,865
2024	4,208
2025	4,106
Thereafter	5,886
Total maturities of long-term debt	20,348
Less: current portion of long-term debt	(1,846)
Total long-term debt, net of current maturities	$18,502